UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C.

Form ABS-15G

ASSET–BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17CFR 240.15Ga-1(c)(2)) for the reporting period

January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported): May 14, 2012

PNC Bank, National Association1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001008932

Christi Davis, Senior Counsel, 412-762-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA-1 (c) (2) (i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 (c) (2) (ii)  ☐

[1]

PNC Bank, National Association is filing this Form ABS-15G in its capacity as a securitizer of asset-backed securities secured by credit card receivables. This report contains only information related to asset-backed securities secured by credit card receivables. Information related to asset-backed securities secured by other asset classes for which PNC Bank, National Association may have acted as a securitizer is set forth in one or more other Form ABS-15G filings of PNC Bank, National Association.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

PNC Bank, National Association in its capacity as a securitizer of asset-backed securities secured by credit card receivables has no repurchase activity to report for the quarterly period ended March 31, 2012 with respect to asset-backed securities secured by credit card receivables.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2012	PNC Bank, National Association

	By:	/s/ Andrew D. Widner
	Name:	Andrew D. Widner
	Title:	Vice President